UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06279

Harris Associates Investment Trust
(Exact name of registrant as specified in charter)

Two North LaSalle Street, Suite 500 Chicago, Illinois		60602-3790
(Address of principal executive offices)		(Zip code)

Kristi L. Rowsell Harris Associates L.P. Two North LaSalle Street, #500 Chicago, Illinois 60602		Paulita A. Pike K&L Gates LLP Three First National Plaza, #3100 Chicago, Illinois 60602
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 621-0600

Date of fiscal year end:	9/30/13

Date of reporting period:	6/30/13

Item 1. Schedule of Investments.

Oakmark Fund	June 30, 2013 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 93.5%
FINANCIALS — 24.8%
DIVERSIFIED FINANCIALS — 15.3%
Bank of America Corp.	22,950	$295,137
Other Diversified Financial Services
JPMorgan Chase & Co.	4,495	237,291
Other Diversified Financial Services
Capital One Financial Corp.	3,753	235,713
Consumer Finance
Franklin Resources, Inc.	1,470	199,950
Asset Management & Custody Banks
The Goldman Sachs Group, Inc.	1,213	183,466
Investment Banking & Brokerage
State Street Corp.	2,800	182,588
Asset Management & Custody Banks
Bank of New York Mellon Corp.	5,260	147,533
Asset Management & Custody Banks
		1,481,678
INSURANCE — 7.5%
American International Group, Inc. (a)	5,195	232,217
Multi-line Insurance
Aflac, Inc.	3,210	186,565
Life & Health Insurance
Principal Financial Group, Inc.	4,500	168,525
Life & Health Insurance
Aon PLC (b)	2,120	136,422
Insurance Brokers
		723,729
BANKS — 2.0%
Wells Fargo & Co.	4,820	198,921
Diversified Banks
		2,404,328
INFORMATION TECHNOLOGY — 18.1%
SOFTWARE & SERVICES — 8.9%
Oracle Corp.	7,080	217,498
Systems Software
Microsoft Corp.	5,920	204,418
Systems Software
MasterCard, Inc., Class A	313	179,818
Data Processing & Outsourced Services
Google, Inc., Class A (a)	179	157,586
Internet Software & Services
Automatic Data Processing, Inc.	1,430	98,470
Data Processing & Outsourced Services
		857,790
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.3%
Intel Corp.	9,100	220,402
Semiconductors
Texas Instruments, Inc.	5,465	190,564
Semiconductors
Applied Materials, Inc.	7,160	106,756
Semiconductor Equipment
		517,722
TECHNOLOGY HARDWARE & EQUIPMENT — 3.9%
TE Connectivity, Ltd. (b)	4,686	213,384
Electronic Manufacturing Services
Apple, Inc.	421	166,750
Computer Hardware
		380,134
		1,755,646
CONSUMER DISCRETIONARY — 16.7%
MEDIA — 6.0%
DIRECTV (a)	3,639	224,244
Cable & Satellite
Omnicom Group, Inc.	3,171	199,377
Advertising
Comcast Corp., Class A	3,940	156,300
Cable & Satellite
		579,921
RETAILING — 4.6%
Liberty Interactive Corp., Class A (a)	8,370	192,587
Catalog Retail
The Home Depot, Inc.	1,957	151,570
Home Improvement Retail
Kohl’s Corp.	2,042	103,136
Department Stores
		447,293
AUTOMOBILES & COMPONENTS — 4.5%
Delphi Automotive PLC (b)	3,984	201,949
Auto Parts & Equipment
General Motors Co. (a)	5,300	176,543
Automobile Manufacturers
Harley-Davidson, Inc.	1,102	60,412
Motorcycle Manufacturers
		438,904
CONSUMER SERVICES — 1.6%
McDonald’s Corp.	1,559	154,341
Restaurants
		1,620,459
INDUSTRIALS — 11.5%
CAPITAL GOODS — 9.4%
Illinois Tool Works, Inc.	3,060	211,660
Industrial Machinery
Parker Hannifin Corp.	1,875	178,875
Industrial Machinery
3M Co.	1,533	167,634
Industrial Conglomerates
Cummins, Inc.	1,380	149,675
Construction & Farm Machinery & Heavy Trucks
Northrop Grumman Corp.	1,490	123,372
Aerospace & Defense
The Boeing Co.	778	79,698
Aerospace & Defense
		910,914

	Shares	Value
TRANSPORTATION — 2.1%
FedEx Corp.	2,100	$207,018
Air Freight & Logistics
		1,117,932
HEALTH CARE — 10.1%
HEALTH CARE EQUIPMENT & SERVICES — 7.3%
UnitedHealth Group, Inc.	3,460	226,561
Managed Health Care
Medtronic, Inc.	4,385	225,696
Health Care Equipment
Covidien PLC (b)	2,628	165,144
Health Care Equipment
Baxter International, Inc.	1,253	86,795
Health Care Equipment
		704,196
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 2.8%
Forest Laboratories, Inc. (a)	4,950	202,950
Pharmaceuticals
Merck & Co., Inc.	1,587	73,694
Pharmaceuticals
		276,644
		980,840
ENERGY — 9.8%
Exxon Mobil Corp.	2,187	197,595
Integrated Oil & Gas
Devon Energy Corp.	3,765	195,328
Oil & Gas Exploration & Production
Halliburton Co.	4,000	166,880
Oil & Gas Equipment & Services
National Oilwell Varco, Inc.	2,300	158,470
Oil & Gas Equipment & Services
Apache Corp.	1,350	113,171
Oil & Gas Exploration & Production
Cenovus Energy, Inc. (b)	3,950	112,654
Integrated Oil & Gas
		944,098
CONSUMER STAPLES — 2.5%
FOOD, BEVERAGE & TOBACCO — 1.5%
Unilever PLC (c)	3,733	150,999
Packaged Foods & Meats
FOOD & STAPLES RETAILING — 1.0%
Wal-Mart Stores, Inc.	1,265	94,230
Hypermarkets & Super Centers
		245,229
TOTAL COMMON STOCKS — 93.5% (Cost $6,389,825)		9,068,532

	Par Value	Value
SHORT TERM INVESTMENT— 6.0%
REPURCHASE AGREEMENT — 6.0%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 06/28/13 due 07/01/13, repurchase price $578,588, collateralized by a United States Treasury Note, 0.750%, due 03/31/18, value plus accrued interest of $590,163 (Cost: $578,587)	$578,587	578,587
TOTAL SHORT TERM INVESTMENTS — 6.0% (Cost $578,587)		578,587
TOTAL INVESTMENTS — 99.5% (Cost $6,968,412)		9,647,119
Other Assets In Excess of Liabilities — 0.5%		44,695
TOTAL NET ASSETS — 100.0%		$9,691,814

(a)         Non-income producing security

(b)         Foreign domiciled corporation

(c)         Sponsored American Depositary Receipt

Oakmark Select Fund	June 30, 2013 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 95.4%
INFORMATION TECHNOLOGY — 23.4%
SOFTWARE & SERVICES — 8.9%
MasterCard, Inc., Class A	315	$180,967
Data Processing & Outsourced Services
Oracle Corp.	5,000	153,600
Systems Software
		334,567
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.1%
Intel Corp.	6,447	156,146
Semiconductors
Texas Instruments, Inc.	4,250	148,198
Semiconductors
		304,344
TECHNOLOGY HARDWARE & EQUIPMENT — 6.4%
TE Connectivity, Ltd. (b)	5,294	241,086
Electronic Manufacturing Services
		879,997
FINANCIALS — 22.7%
DIVERSIFIED FINANCIALS — 17.0%
Bank of America Corp.	17,100	219,906
Other Diversified Financial Services
Capital One Financial Corp.	3,450	216,695
Consumer Finance
JPMorgan Chase & Co.	3,800	200,602
Other Diversified Financial Services
		637,203
INSURANCE — 5.7%
American International Group, Inc. (a)	4,805	214,792
Multi-line Insurance
		851,995
CONSUMER DISCRETIONARY — 21.4%
MEDIA — 8.6%
DIRECTV (a)	3,148	193,977
Cable & Satellite
Comcast Corp., Class A	3,250	128,927
Cable & Satellite
		322,904
AUTOMOBILES & COMPONENTS — 8.0%
TRW Automotive Holdings Corp. (a)	4,500	298,980
Auto Parts & Equipment
RETAILING — 4.8%
Liberty Interactive Corp., Class A (a)	7,800	179,478
Catalog Retail
		801,362
HEALTH CARE — 10.2%
HEALTH CARE EQUIPMENT & SERVICES — 5.6%
Medtronic, Inc.	4,100	211,027
Health Care Equipment
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 4.6%
Forest Laboratories, Inc. (a)	4,200	172,200
Pharmaceuticals
		383,227
INDUSTRIALS — 6.8%
TRANSPORTATION — 3.8%
FedEx Corp.	1,450	142,941
Air Freight & Logistics
CAPITAL GOODS — 3.0%
Kennametal, Inc.	2,902	112,682
Industrial Machinery
		255,623
ENERGY — 6.6%
Cenovus Energy, Inc. (b)	4,525	129,047
Integrated Oil & Gas
Newfield Exploration Co. (a)	4,950	118,245
Oil & Gas Exploration & Production
		247,292
UTILITIES — 4.3%
Calpine Corp. (a)	7,604	161,442
Independent Power Producers & Energy Traders
TOTAL COMMON STOCKS — 95.4% (Cost $2,377,102)		3,580,938

	Par Value	Value
SHORT TERM INVESTMENTS— 4.3%
REPURCHASE AGREEMENT — 4.3%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 06/28/13 due 07/01/13, repurchase price $163,869, collateralized by a Federal Home Loan Mortgage Corp. Bond, 1.600%, due 01/09/20, value plus accrued interest of $167,149 (Cost: $163,869)	$163,869	163,869
TOTAL SHORT TERM INVESTMENTS — 4.3% (Cost $163,869)		163,869
TOTAL INVESTMENTS — 99.7% (Cost $2,540,971)		3,744,807
Other Assets In Excess of Liabilities — 0.3%		9,811
TOTAL NET ASSETS — 100.0%		$3,754,618

(a)           Non-income producing security

(b)           Foreign domiciled corporation

Oakmark Equity and Income Fund	June 30, 2013 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 74.9%
INDUSTRIALS — 18.8%
CAPITAL GOODS — 16.2%
Dover Corp.	7,814	$606,820
Industrial Machinery
General Dynamics Corp.	7,074	554,133
Aerospace & Defense
Rockwell Automation Inc.	5,347	444,508
Electrical Components & Equipment
Flowserve Corp. (b)	6,926	374,079
Industrial Machinery
Parker Hannifin Corp.	3,589	342,386
Industrial Machinery
Illinois Tool Works, Inc.	4,239	293,239
Industrial Machinery
Northrop Grumman Corp.	3,065	253,749
Aerospace & Defense
Teledyne Technologies, Inc. (a)	857	66,321
Aerospace & Defense
Kaydon Corp.	966	26,621
Industrial Machinery
Blount International, Inc. (a)	2,165	25,592
Industrial Machinery
Crane Co.	271	16,220
Industrial Machinery
		3,003,668
TRANSPORTATION — 2.5%
FedEx Corp.	4,418	435,493
Air Freight & Logistics
Atlas Air Worldwide Holdings, Inc. (a)	500	21,880
Air Freight & Logistics
		457,373
COMMERCIAL & PROFESSIONAL SERVICES — 0.1%
Herman Miller, Inc.	730	19,768
Office Services & Supplies
		3,480,809
ENERGY — 12.6%
Baker Hughes, Inc.	10,059	464,031
Oil & Gas Equipment & Services
Devon Energy Corp.	8,424	437,027
Oil & Gas Exploration & Production
National Oilwell Varco, Inc.	4,582	315,665
Oil & Gas Equipment & Services
Cenovus Energy, Inc. (c)	9,901	282,366
Integrated Oil & Gas
Encana Corp. (c) (d)	14,713	249,245
Oil & Gas Exploration & Production
Cimarex Energy Co.	3,449	224,177
Oil & Gas Exploration & Production
Range Resources Corp.	2,565	198,330
Oil & Gas Exploration & Production
Concho Resources, Inc. (a)	1,497	125,296
Oil & Gas Exploration & Production
Patterson-UTI Energy, Inc.	1,730	33,484
Oil & Gas Drilling
		2,329,621
CONSUMER DISCRETIONARY — 11.8%
AUTOMOBILES & COMPONENTS — 5.5%
General Motors Co. (a)	14,263	475,084
Automobile Manufacturers
BorgWarner, Inc. (a)	3,229	278,152
Auto Parts & Equipment
Lear Corp.	4,424	267,454
Auto Parts & Equipment
		1,020,690
RETAILING — 2.7%
Foot Locker, Inc.	6,838	240,229
Apparel Retail
Staples, Inc.	12,013	190,523
Specialty Stores
HSN, Inc.	1,034	55,525
Catalog Retail
		486,277
MEDIA — 2.1%
Scripps Networks Interactive, Inc., Class A	5,895	393,564
Broadcasting
CONSUMER DURABLES & APPAREL — 1.5%
Carter’s, Inc.	2,317	171,605
Apparel, Accessories & Luxury Goods
Leggett & Platt, Inc.	3,455	107,424
Home Furnishings
		279,029
		2,179,560
HEALTH CARE — 10.0%
HEALTH CARE EQUIPMENT & SERVICES — 8.4%
UnitedHealth Group, Inc.	8,799	576,132
Managed Health Care
Laboratory Corp. of America Holdings (a)	2,524	252,683
Health Care Services
Quest Diagnostics, Inc.	4,115	249,468
Health Care Services
Omnicare, Inc.	5,138	245,153
Health Care Services
Varian Medical Systems, Inc. (a) (b)	3,363	226,863
Health Care Equipment
		1,550,299
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.6%
Hospira, Inc. (a)	6,217	238,192
Pharmaceuticals
Bruker Corp. (a)	3,834	61,911
Life Sciences Tools & Services
		300,103
		1,850,402

	Shares	Value
CONSUMER STAPLES — 8.8%
FOOD, BEVERAGE & TOBACCO — 7.2%
Philip Morris International, Inc.	5,915	$512,349
Tobacco
Nestle SA (e)	6,956	457,572
Packaged Foods & Meats
Diageo PLC (e)	3,124	359,150
Distillers & Vintners
		1,329,071
FOOD & STAPLES RETAILING — 1.6%
CVS Caremark Corp.	5,285	302,205
Drug Retail
		1,631,276
INFORMATION TECHNOLOGY — 6.7%
SOFTWARE & SERVICES — 4.7%
Oracle Corp.	12,975	398,577
Systems Software
MasterCard, Inc., Class A	535	307,333
Data Processing & Outsourced Services
Broadridge Financial Solutions, Inc. (b)	5,904	156,915
Data Processing & Outsourced Services
		862,825
TECHNOLOGY HARDWARE & EQUIPMENT — 2.0%
TE Connectivity, Ltd. (c)	6,797	309,517
Electronic Manufacturing Services
ARRIS Group, Inc. (a)	3,833	55,002
Communications Equipment
		364,519
		1,227,344
FINANCIALS — 6.2%
DIVERSIFIED FINANCIALS — 3.7%
Bank of America Corp.	30,211	388,519
Other Diversified Financial Services
TD Ameritrade Holding Corp.	12,006	291,635
Investment Banking & Brokerage
		680,154
INSURANCE — 1.6%
Principal Financial Group, Inc.	4,727	177,011
Life & Health Insurance
Aflac, Inc.	2,077	120,704
Life & Health Insurance
		297,715
BANKS — 0.9%
U.S. Bancorp	4,461	161,259
Diversified Banks
		1,139,128
TOTAL COMMON STOCKS — 74.9% (Cost $9,954,821)		13,838,140

		Par Value	Value
FIXED INCOME— 14.6%
GOVERNMENT AND AGENCY SECURITIES — 12.9%
U.S. GOVERNMENT NOTES — 11.9%
1.375%, due 07/15/18, Inflation Indexed		$537,548	587,105
1.25%, due 07/15/20, Inflation Indexed		531,522	577,366
0.125%, due 09/30/13		299,070	299,093
2.125%, due 01/15/19, Inflation Indexed		215,960	244,221
1.00%, due 09/30/16		199,380	200,735
0.125%, due 08/31/13		199,380	199,396
1.00%, due 01/15/14		99,690	100,161
			2,208,077
U.S. GOVERNMENT AGENCIES — 0.7%
Federal Home Loan Banks, 1.65%, due 07/18/19		29,550	28,392
Federal Home Loan Mortgage Corp., 2.00%, due 08/08/17		24,930	24,975
Federal Home Loan Mortgage Corp., 2.25%, due 03/13/20		25,000	24,924
Federal National Mortgage Association, 1.25%, due 09/27/18		24,680	24,234
Federal Home Loan Banks, 1.00%, due 07/10/18		10,845	10,789
Federal National Mortgage Association, 1.00%, due 07/18/18		9,825	9,805
Federal National Mortgage Association, 1.00%, due 01/30/20		9,525	9,296
			132,415
CANADIAN GOVERNMENT BONDS — 0.3%
4.25%, due 12/01/21, Inflation Indexed	CAD	36,826	45,733
Total Government and Agency Securities (Cost $2,274,099)			2,386,225
CORPORATE BONDS — 1.6%
Kinetic Concepts, Inc., 10.50%, due 11/01/18		47,940	51,535
Fifth & Pacific Cos., Inc., 10.50%, due 04/15/19		27,163	29,676
Denbury Resources, Inc., 8.25%, due 02/15/20		21,771	23,513
Delphi Corp., 5.875%, due 05/15/19		20,943	22,252
Triumph Group, Inc., 8.625%, due 07/15/18		20,000	21,600
Kinetic Concepts, Inc., 12.50%, due 11/01/19		14,360	14,791
Omnicare, Inc., 7.75%, due 06/01/20		13,500	14,783
Quiksilver, Inc., 6.875%, due 04/15/15		15,000	14,700
ASML Holding NV, 5.75%, due 06/13/17	EUR	9,660	14,453

	Par Value	Value
The Manitowoc Co., Inc., 8.50%, due 11/01/20	$11,825	$12,889
Penn National Gaming, Inc., 8.75%, due 08/15/19	9,970	10,917
Live Nation Entertainment, Inc., 144A, 7.00%, due 09/01/20 (f)	9,605	10,097
Six Flags Entertainment Corp., 144A, 5.25%, due 01/15/21 (f)	9,970	9,621
Health Net, Inc., 6.375%, due 06/01/17	8,680	9,016
Concho Resources, Inc., 5.50%, due 10/01/22	6,980	6,910
Scotiabank Peru SA, 144A, 4.50%, due 12/13/27 (f) (g)	6,000	5,385
Serta Simmons Holdings LLC, 144A, 8.125%, due 10/01/20 (f)	4,990	5,077
Walter Energy, Inc., 144A, 9.875%, due 12/15/20 (b) (f)	5,390	4,689
Walter Energy, Inc., 144A, 8.50%, due 04/15/21 (b) (f)	5,000	4,000
Post Holdings, Inc., 7.375%, due 02/15/22	1,000	1,070
CNO Financial Group, Inc., 144A, 6.375%, due 10/01/20 (f)	250	266
Hologic, Inc., 6.25%, due 08/01/20	250	259
Tempur Sealy International, Inc., 144A, 6.875%, due 12/15/20 (f)	100	106
Total Corporate Bonds (Cost $283,283)		287,605
ASSET BACKED SECURITIES — 0.1%
Cabela’s Master Credit Card Trust, 144A, 0.743%, due 10/15/19 (f) (g) (Cost $11,450)	11,450	11,471
CONVERTIBLE BOND — 0.0%(h)
Live Nation Entertainment, Inc., 2.875%, due 07/15/27 (Cost $834)	828	837
TOTAL FIXED INCOME — 14.6% (Cost $2,569,666)		2,686,138

SHORT TERM INVESTMENTS— 10.6%
REPURCHASE AGREEMENT — 4.1%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 06/28/13 due 07/01/13, repurchase price $762,767, collateralized by a United States Treasury Note, 0.625%, due 08/31/17, value plus accrued interest of $778,023 (Cost: $762,766)		762,766	762,766
COMMERCIAL PAPER — 3.7%
Toyota Motor Credit Corp., 0.09%, due 07/26/13 - 08/02/13 (i)		200,000	199,985
General Mills Inc., 144A, 0.12% - 0.17%, due 07/01/13 - 07/18/13 (f) (i)		149,667	149,662
Kellogg Co., 144A, 0.15% - 0.16%, due 07/11/13 - 07/25/13 (f) (i)		125,000	124,991
Wellpoint, Inc., 144A, 0.21% - 0.25%, due 07/01/13 - 08/22/13 (f) (i)		125,000	124,991
Wal-Mart Stores, Inc., 144A, 0.06%, due 07/09/13 (f) (i)		50,000	49,999
Medtronic, Inc., 144A, 0.07% - 0.08%, due 07/02/13 - 07/09/13 (f) (i)		29,000	29,000
BP Capital Markets PLC, 144A, 0.11%, due 07/31/13 (f) (i)		3,000	3,000
Total Commercial Paper (Cost $681,628)			681,628
CANADIAN TREASURY BILLS — 1.5%
1.03% - 1.05%, due 08/01/13 - 11/21/13 (i) (Cost $298,724)	CAD	298,300	282,867
CORPORATE BONDS — 0.8%
Citigroup, Inc., 6.00%, due 12/13/13		34,839	35,649
MetLife, Inc., 2.38%, due 02/06/14		34,806	35,187
Time Warner Cable, Inc., 6.20%, due 07/01/13		28,300	28,300
Dell, Inc., 1.40%, due 09/10/13		25,060	25,070
United Parcel Service, Inc., 3.88%, due 04/01/14		13,075	13,405
General Mills, Inc., 5.25%, due 08/15/13		9,199	9,254
Walgreen Co., 4.88%, due 08/01/13		3,008	3,019
Total Corporate Bonds (Cost $150,025)			149,884
GOVERNMENT AND AGENCY SECURITIES — 0.5%
United States Treasury Note, 0.19%, due 07/15/13 (i) (Cost $99,721)		99,690	99,720
TOTAL SHORT TERM INVESTMENTS — 10.6% (Cost $1,992,864)			1,976,865
TOTAL INVESTMENTS — 100.1% (Cost $14,517,351)			18,501,143
Liabilities In Excess of Other Assets — (0.1)%			(13,342)
NET ASSETS — 100.0%			$18,487,801

(a)         Non-income producing security

(b)         See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.

(c)          Foreign domiciled corporation

(d)         A portion of the security out on loan.

(e)          Sponsored American Depositary Receipt

(f)           See Note 1 in the Notes to Financial Statements regarding restricted securities. These securities may be resold subject to restrictions on resale under federal securities law.

(g)          Floating Rate Note. Rate shown is as of June 30, 2013.

(h)         Amount rounds to less than 0.1%.

(i)             The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

Key to Abbreviations:

CAD                     Canadian Dollar

EUR                      Euro

OAKMARK GLOBAL FUND

Global Diversification —June 30, 2013 (Unaudited)

			% of Equity Investments
North America 46.5%
		United States	46.5%
Europe 35.0%
		Switzerland	18.2%
	*	Germany	6.2%
	*	Netherlands	3.9%
		United Kingdom	3.4%
	*	Italy	3.3%
Asia 15.1%
		Japan	15.1%
Australasia 3.4%
		Australia	3.4%

*       Euro currency countries comprise 13.4% of equity investments.

Oakmark Global Fund	June 30, 2013 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 96.1%
INFORMATION TECHNOLOGY — 25.9%
SOFTWARE & SERVICES — 9.8%
Oracle Corp. (United States)	3,401	$104,463
Systems Software
MasterCard, Inc., Class A (United States)	163	93,586
Data Processing & Outsourced Services
Square Enix Holdings Co., Ltd. (Japan)	3,920	47,193
Home Entertainment Software
		245,242
TECHNOLOGY HARDWARE & EQUIPMENT — 8.6%
TE Connectivity, Ltd. (Switzerland)	1,788	81,421
Electronic Manufacturing Services
Canon, Inc. (Japan)	1,546	50,427
Office Electronics
Hirose Electric Co., Ltd. (Japan)	343	45,196
Electronic Components
OMRON Corp. (Japan)	1,333	39,678
Electronic Components
		216,722
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.5%
Texas Instruments, Inc. (United States)	1,869	65,182
Semiconductors
Intel Corp. (United States)	2,483	60,143
Semiconductors
Applied Materials, Inc. (United States)	3,365	50,174
Semiconductor Equipment
ROHM Co., Ltd. (Japan)	356	14,358
Semiconductors
		189,857
		651,821
INDUSTRIALS — 22.6%
CAPITAL GOODS — 12.5%
Snap-on, Inc. (United States)	988	88,290
Industrial Machinery
Fiat Industrial SPA (Italy)	7,105	79,205
Construction & Farm Machinery & Heavy Trucks
Rheinmetall AG (Germany)	1,147	53,466
Industrial Conglomerates
Koninklijke Philips NV (Netherlands)	1,712	46,666
Industrial Conglomerates
Travis Perkins PLC (UK)	1,191	26,373
Trading Companies & Distributors
Smiths Group PLC (UK)	958	19,055
Industrial Conglomerates
		313,055
TRANSPORTATION — 7.6%
FedEx Corp. (United States)	798	78,618
Air Freight & Logistics
Union Pacific Corp. (United States)	371	57,176
Railroads
Kuehne + Nagel International AG (Switzerland)	499	54,828
Marine
		190,622
COMMERCIAL & PROFESSIONAL SERVICES — 2.5%
Adecco SA (Switzerland)	1,111	63,328
Human Resource & Employment Services
		567,005
CONSUMER DISCRETIONARY — 11.6%
AUTOMOBILES & COMPONENTS — 9.5%
Daimler AG (Germany)	1,590	96,182
Automobile Manufacturers
General Motors Co. (United States) (a)	2,442	81,343
Automobile Manufacturers
Yamaha Motor Co., Ltd. (Japan)	2,635	34,140
Motorcycle Manufacturers
Toyota Motor Corp. (Japan)	456	27,558
Automobile Manufacturers
		239,223
MEDIA — 2.1%
Live Nation Entertainment, Inc. (United States) (a)	3,382	52,417
Movies & Entertainment
		291,640
FINANCIALS — 10.6%
DIVERSIFIED FINANCIALS — 10.6%
Credit Suisse Group (Switzerland)	3,890	103,159
Diversified Capital Markets
Julius Baer Group, Ltd. (Switzerland)	2,548	99,528
Asset Management & Custody Banks
Daiwa Securities Group, Inc. (Japan)	7,693	64,612
Investment Banking & Brokerage
		267,299
HEALTH CARE — 8.6%
HEALTH CARE EQUIPMENT & SERVICES — 8.6%
Tenet Healthcare Corp. (United States) (a)	1,894	87,322
Health Care Facilities
Laboratory Corp. of America Holdings (United States) (a)	782	78,318
Health Care Services
Health Net, Inc. (United States) (a)	1,565	49,782
Managed Health Care
		215,422
MATERIALS — 7.2%
Incitec Pivot, Ltd. (Australia)	31,196	81,597
Diversified Chemicals
Akzo Nobel NV (Netherlands)	863	48,646
Diversified Chemicals
Kansai Paint Co., Ltd. (Japan)	3,246	41,433
Specialty Chemicals

	Shares	Value
International Flavors & Fragrances, Inc. (United States)	116	$8,730
Specialty Chemicals
		180,406
ENERGY — 6.7%
Devon Energy Corp. (United States)	1,326	68,793
Oil & Gas Exploration & Production
National Oilwell Varco, Inc. (United States)	831	57,221
Oil & Gas Equipment & Services
Cimarex Energy Co. (United States)	655	42,567
Oil & Gas Exploration & Production
		168,581
CONSUMER STAPLES — 2.9%
FOOD, BEVERAGE & TOBACCO — 2.9%
Nestle SA (Switzerland)	562	36,846
Packaged Foods & Meats
Diageo PLC (UK)	1,271	36,343
Distillers & Vintners
		73,189
TOTAL COMMON STOCKS — 96.1% (Cost $2,013,376)		2,415,363

	Par Value	Value
SHORT TERM INVESTMENT— 2.8%
REPURCHASE AGREEMENT — 2.8%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 06/28/13 due 07/01/13, repurchase price $70,728, collateralized by a Federal Home Loan Mortgage Corp. Bond, 1.600%, due 01/09/20, value plus accrued interest of $72,145 (Cost: $70,728)	$70,728	70,728
TOTAL SHORT TERM INVESTMENTS — 2.8% (Cost $70,728)		70,728
TOTAL INVESTMENTS — 98.9% (Cost $2,084,104)		2,486,091
Foreign Currencies (Cost $594) — 0.0% (b)		592
Other Assets In Excess of Liabilities — 1.1%		28,274
TOTAL NET ASSETS — 100.0%		$2,514,957

(a)           Non-income producing security

(b)           Amount rounds to less than 0.1%.

OAKMARK GLOBAL SELECT FUND

Global Diversification —June 30, 2013 (Unaudited)

			% of Equity Investments
North America 47.6%
		United States	43.8%
		Canada	3.8%
Europe 41.8%
		Switzerland	20.7%
	*	Germany	7.5%
	*	Italy	6.1%
	*	France	3.8%
		United Kingdom	3.7%
Asia 10.6%
		Japan	10.6%

*              Euro currency countries comprise 17.4% of equity investments.

Oakmark Global Select Fund	June 30, 2013 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 94.6%
FINANCIALS — 28.5%
DIVERSIFIED FINANCIALS — 23.8%
Daiwa Securities Group, Inc. (Japan)	5,333	$44,791
Investment Banking & Brokerage
Credit Suisse Group (Switzerland)	1,645	43,631
Diversified Capital Markets
Bank of America Corp. (United States)	3,310	42,567
Other Diversified Financial Services
Capital One Financial Corp. (United States)	675	42,397
Consumer Finance
JPMorgan Chase & Co. (United States)	775	40,912
Other Diversified Financial Services
		214,298
INSURANCE — 4.7%
American International Group, Inc. (United States) (a)	950	42,465
Multi-line Insurance
		256,763
INDUSTRIALS — 20.8%
TRANSPORTATION — 10.1%
Kuehne + Nagel International AG (Switzerland)	447	49,064
Marine
FedEx Corp. (United States)	421	41,502
Air Freight & Logistics
		90,566
CAPITAL GOODS — 5.7%
Fiat Industrial SPA (Italy)	4,622	51,530
Construction & Farm Machinery & Heavy Trucks
COMMERCIAL & PROFESSIONAL SERVICES — 5.0%
Adecco SA (Switzerland)	793	45,227
Human Resource & Employment Services
		187,323
INFORMATION TECHNOLOGY — 17.6%
TECHNOLOGY HARDWARE & EQUIPMENT — 8.6%
Canon, Inc. (Japan)	1,205	39,294
Office Electronics
TE Connectivity, Ltd. (Switzerland)	854	38,887
Electronic Manufacturing Services
		78,181
SOFTWARE & SERVICES — 4.5%
Oracle Corp. (United States)	1,320	40,550
Systems Software
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.5%
Intel Corp. (United States)	1,667	40,375
Semiconductors
		159,106
CONSUMER DISCRETIONARY — 16.1%
AUTOMOBILES & COMPONENTS — 7.8%
Daimler AG (Germany)	1,054	63,769
Automobile Manufacturers
Toyota Motor Corp. (Japan)	107	6,486
Automobile Manufacturers
		70,255
RETAILING — 4.7%
Liberty Interactive Corp., Class A (United States) (a)	1,820	41,878
Catalog Retail
Groupe FNAC (France) (a) (b)	18	388
Department Stores
		42,266
CONSUMER DURABLES & APPAREL — 3.6%
Kering (France)	159	32,297
Apparel, Accessories & Luxury Goods
		144,818
HEALTH CARE — 4.5%
HEALTH CARE EQUIPMENT & SERVICES — 4.5%
Medtronic, Inc. (United States)	792	40,764
Health Care Equipment
ENERGY — 3.6%
Cenovus Energy, Inc. (Canada)	1,150	32,798
Integrated Oil & Gas
CONSUMER STAPLES — 3.5%
FOOD, BEVERAGE & TOBACCO — 3.5%
Diageo PLC (UK)	1,116	31,897
Distillers & Vintners
TOTAL COMMON STOCKS — 94.6% (Cost $727,645)		853,469

	Par Value	Value
SHORT TERM INVESTMENTS— 5.3%
REPURCHASE AGREEMENT — 5.3%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 06/28/13 due 07/01/13, repurchase price $47,199, collateralized by a Federal Home Loan Mortgage Corp. Bond, 1.600%, due 01/09/20, value plus accrued interest of $48,147 (Cost: $47,199)	$47,199	47,199
TOTAL SHORT TERM INVESTMENTS — 5.3% (Cost $47,199)		47,199
TOTAL INVESTMENTS — 99.9% (Cost $774,844)		900,668
Foreign Currencies (Cost $72) — 0.0% (c)		72
Other Assets In Excess of Liabilities — 0.1%		1,251
TOTAL NET ASSETS — 100.0%		$901,991

(a)           Non-income producing security

(b)           A portion of the security out on loan.

(c)           Amount rounds to less than 0.1%.

OAKMARK INTERNATIONAL FUND

Global Diversification —June 30, 2013 (Unaudited)

			% of Equity Investments
Europe 75.3%
		Switzerland	18.0%
		United Kingdom	15.6%
	*	France	11.6%
	*	Germany	11.4%
	*	Italy	6.7%
	*	Netherlands	5.5%
		Sweden	5.4%
	*	Ireland	1.1%
Asia 14.8%
		Japan	14.8%
Australasia 5.6%
		Australia	5.6%
Middle East 2.2%
		Israel	2.2%
North America 2.0%
		Canada	2.0%
Latin America 0.1%
		Mexico	0.1%

*                 Euro currency countries comprise 36.3% of equity investments.

Oakmark International Fund	June 30, 2013 (Unaudited)
Schedule of Investments (in thousands)

	Shares		Value
COMMON STOCKS— 94.4%
FINANCIALS — 26.7%
BANKS — 10.2%
Intesa Sanpaolo SPA (Italy)	386,555		$619,389
Diversified Banks
BNP Paribas SA (France)	10,746		587,115
Diversified Banks
Lloyds Banking Group PLC (UK) (a)	541,942		520,607
Diversified Banks
Bank of Ireland (Ireland) (a)	98,503		20,130
Diversified Banks
			1,747,241
DIVERSIFIED FINANCIALS — 9.3%
Credit Suisse Group (Switzerland)	31,197		827,361
Diversified Capital Markets
Daiwa Securities Group, Inc. (Japan)	52,936		444,603
Investment Banking & Brokerage
Schroders PLC (UK)	9,522		316,159
Asset Management & Custody Banks
Schroders PLC, Non-Voting (UK)	31		819
Asset Management & Custody Banks
			1,588,942
INSURANCE — 7.2%
Allianz SE (Germany)	3,209		468,838
Multi-line Insurance
Willis Group Holdings PLC (UK) (b)	10,184		415,294
Insurance Brokers
AMP, Ltd. (Australia)	89,900		349,428
Life & Health Insurance
			1,233,560
			4,569,743
CONSUMER DISCRETIONARY — 23.2%
AUTOMOBILES & COMPONENTS — 10.9%
Daimler AG (Germany)	11,504		696,050
Automobile Manufacturers
Bayerische Motoren Werke (BMW) AG (Germany)	4,994		436,673
Automobile Manufacturers
Honda Motor Co., Ltd. (Japan)	9,200		341,804
Automobile Manufacturers
Toyota Motor Corp. (Japan)	3,981		240,452
Automobile Manufacturers
Continental AG (Germany)	1,172		156,493
Auto Parts & Equipment
			1,871,472
CONSUMER DURABLES & APPAREL — 6.0%
Kering (France)	1,683		342,135
Apparel, Accessories & Luxury Goods
Cie Financiere Richemont SA (Switzerland)	3,663		323,966
Apparel, Accessories & Luxury Goods
LVMH Moet Hennessy Louis Vuitton SA (France)	1,264		204,822
Apparel, Accessories & Luxury Goods
Christian Dior SA (France)	950		153,356
Apparel, Accessories & Luxury Goods
			1,024,279
MEDIA — 3.7%
Thomson Reuters Corp. (Canada)	9,904		323,199
Publishing
Publicis Groupe SA (France)	3,977		283,142
Advertising
Grupo Televisa SAB (Mexico) (c)	932		23,162
Broadcasting
			629,503
RETAILING — 2.6%
Hennes & Mauritz AB (H&M) - Class B (Sweden)	10,402		341,858
Apparel Retail
Signet Jewelers, Ltd. (UK)	1,358		91,590
Specialty Stores
Groupe FNAC (France) (a) (d)	196		4,156
Department Stores
Groupe FNAC, Rights (France) (a) (d)	0	(e)	0	(e)
Department Stores
			437,604
			3,962,858
INDUSTRIALS — 16.5%
CAPITAL GOODS — 9.9%
Fiat Industrial SPA (Italy)	41,029		457,418
Construction & Farm Machinery & Heavy Trucks
Koninklijke Philips NV (Netherlands)	11,016		300,343
Industrial Conglomerates
Smiths Group PLC (UK)	13,885		276,226
Industrial Conglomerates
Atlas Copco AB, Series B (Sweden)	12,396		265,814
Industrial Machinery
SKF AB (Sweden)	8,663		202,953
Industrial Machinery
Assa Abloy AB, Class B (Sweden)	1,404		55,016
Building Products
FANUC Corp. (Japan)	364		52,761
Industrial Machinery
Wolseley PLC (UK)	1,131		52,193
Trading Companies & Distributors
Geberit AG (Switzerland)	94		23,367
Building Products
			1,686,091
COMMERCIAL & PROFESSIONAL SERVICES — 4.3%
Adecco SA (Switzerland)	7,009		399,577
Human Resource & Employment Services
Experian Group, Ltd. (Ireland)	9,348		162,508
Research & Consulting Services
Secom Co., Ltd. (Japan)	1,817		98,924
Security & Alarm Services
Meitec Corp. (Japan) (b)	3,291		76,494
Research & Consulting Services
			737,503

	Shares	Value
TRANSPORTATION — 2.3%
Kuehne + Nagel International AG (Switzerland)	3,651	$400,824
Marine
		2,824,418
CONSUMER STAPLES — 9.0%
FOOD, BEVERAGE & TOBACCO — 6.0%
Diageo PLC (UK)	11,417	326,445
Distillers & Vintners
Nestle SA (Switzerland)	4,853	318,286
Packaged Foods & Meats
Danone SA (France)	3,933	295,161
Packaged Foods & Meats
Heineken Holdings NV (Netherlands)	1,522	85,370
Brewers
		1,025,262
FOOD & STAPLES RETAILING — 3.0%
Tesco PLC (UK)	66,395	334,659
Food Retail
Koninklijke Ahold NV (Netherlands)	12,009	178,740
Food Retail
		513,399
		1,538,661
MATERIALS — 7.9%
Orica, Ltd. (Australia) (b)	23,793	449,342
Commodity Chemicals
Holcim, Ltd. (Switzerland)	4,830	336,755
Construction Materials
Akzo Nobel NV (Netherlands)	5,791	326,528
Diversified Chemicals
Givaudan SA (Switzerland)	98	126,733
Specialty Chemicals
Amcor, Ltd. (Australia)	12,348	114,511
Paper Packaging
		1,353,869
INFORMATION TECHNOLOGY — 7.8%
TECHNOLOGY HARDWARE & EQUIPMENT — 4.0%
Canon, Inc. (Japan)	13,168	429,507
Office Electronics
OMRON Corp. (Japan) (b)	8,533	253,988
Electronic Components
		683,495
SOFTWARE & SERVICES — 2.5%
Check Point Software Technologies, Ltd. (Israel) (a)	7,100	352,743
Systems Software
SAP AG (Germany)	1,142	83,593
Application Software
		436,336
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
ROHM Co., Ltd. (Japan) (b)	5,524	222,787
Semiconductors
		1,342,618
HEALTH CARE — 3.3%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 2.0%
GlaxoSmithKline PLC (UK)	7,691	192,785
Pharmaceuticals
Novartis AG (Switzerland)	1,821	129,369
Pharmaceuticals
Roche Holding AG (Switzerland)	70	17,291
Pharmaceuticals
		339,445
HEALTH CARE EQUIPMENT & SERVICES — 1.3%
Olympus Corp. (Japan) (a)	7,335	222,964
Health Care Equipment
		562,409
TOTAL COMMON STOCKS — 94.4% (Cost $14,230,997)		16,154,576

	Par Value	Value
SHORT TERM INVESTMENTS— 4.7%
REPURCHASE AGREEMENT — 4.7%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 06/28/13 due 07/01/13, repurchase price $800,849, collateralized by United States Treasury Notes, 0.625% - 0.750%, due 10/31/17 - 11/30/17, aggregate value plus accrued interest of $816,868 (Cost: $800,849)	$800,849	800,849
TOTAL SHORT TERM INVESTMENTS — 4.7% (Cost $800,849)		800,849
TOTAL INVESTMENTS — 99.1% (Cost $15,031,846)		16,955,425
Foreign Currencies (Cost $2,191) — 0.0% (f)		2,195
Other Assets In Excess of Liabilities — 0.9%		156,658
TOTAL NET ASSETS — 100.0%		$17,114,278

(a)                Non-income producing security

(b)                See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.

(c)                 Sponsored American Depositary Receipt

(d)                A portion of the security out on loan.

(e)                 Amount rounds to less than 1,000.

(f)                  Amount rounds to less than 0.1%.

OAKMARK INTERNATIONAL SMALL CAP FUND

Global Diversification —June 30, 2013 (Unaudited)

			% of Equity Investments
Europe 60.5%
		United Kingdom	17.5%
		Switzerland	14.6%
	*	France	7.4%
	*	Italy	5.7%
	*	Germany	4.7%
	*	Netherlands	3.3%
		Norway	3.1%
	*	Greece	1.6%
		Denmark	1.4%
	*	Finland	1.0%
		Sweden	0.2%
Asia 24.0%
		Japan	19.0%
		South Korea	4.3%
		Hong Kong	0.7%
Australasia 11.4%
		Australia	10.3%
		New Zealand	1.1%
Middle East 2.4%
		Israel	2.4%
North America 1.7%
		United States	1.7%

*      Euro currency countries comprise 23.7% of equity investments.

Oakmark International Small Cap Fund	June 30, 2013 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 93.8%
INDUSTRIALS — 29.3%
CAPITAL GOODS — 13.7%
Rheinmetall AG (Germany)	1,020	$47,552
Industrial Conglomerates
Interpump Group SpA (Italy)	4,507	40,184
Industrial Machinery
Saft Groupe SA (France) (b)	1,340	31,808
Electrical Components & Equipment
Travis Perkins PLC (UK)	1,376	30,463
Trading Companies & Distributors
Prysmian SpA (Italy)	1,500	28,009
Electrical Components & Equipment
Morgan Advanced Materials PLC (UK)	7,069	27,942
Industrial Machinery
Bucher Industries AG (Switzerland)	101	24,083
Construction & Farm Machinery & Heavy Trucks
Konecranes OYJ (Finland)	604	17,228
Industrial Machinery
NORMA Group AG (Germany)	181	6,560
Industrial Machinery
		253,829
COMMERCIAL & PROFESSIONAL SERVICES — 9.2%
Michael Page International PLC (UK)	8,650	48,808
Human Resource & Employment Services
Kaba Holding AG (Switzerland)	125	46,843
Security & Alarm Services
gategroup Holding AG (Switzerland) (a) (b)	1,640	34,380
Diversified Support Services
Randstad Holding N.V. (Netherlands)	664	27,221
Human Resource & Employment Services
SThree PLC (UK)	2,064	10,415
Human Resource & Employment Services
Cision AB (Sweden)	628	3,698
Research & Consulting Services
		171,365
TRANSPORTATION — 6.4%
Panalpina Welttransport Holding AG (Switzerland)	433	46,735
Air Freight & Logistics
BBA Aviation PLC (UK)	6,491	27,651
Airport Services
DSV AS (Denmark)	1,000	24,370
Trucking
Freightways, Ltd. (New Zealand)	5,712	19,743
Air Freight & Logistics
		118,499
		543,693
INFORMATION TECHNOLOGY — 18.6%
SOFTWARE & SERVICES — 11.1%
Atea ASA (Norway) (b)	5,387	54,316
IT Consulting & Other Services
Altran Technologies SA (France) (a)	6,286	43,526
IT Consulting & Other Services
Alten, Ltd. (France)	1,216	41,520
IT Consulting & Other Services
Capcom Co., Ltd. (Japan)	2,304	37,287
Home Entertainment Software
Square Enix Holdings Co., Ltd. (Japan)	2,462	29,635
Home Entertainment Software
		206,284
TECHNOLOGY HARDWARE & EQUIPMENT — 7.5%
Premier Farnell PLC (UK)	15,062	46,275
Technology Distributors
Orbotech, Ltd. (Israel) (a) (b)	3,338	41,520
Electronic Equipment & Instruments
Hirose Electric Co., Ltd. (Japan)	229	30,214
Electronic Components
Konica Minolta, Inc. (Japan)	2,856	21,568
Office Electronics
		139,577
		345,861
CONSUMER DISCRETIONARY — 13.3%
AUTOMOBILES & COMPONENTS — 6.2%
Nifco, Inc. (Japan)	1,895	40,143
Auto Parts & Equipment
Autoliv, Inc. (United States)	388	30,004
Auto Parts & Equipment
Takata Corp. (Japan)	1,112	24,005
Auto Parts & Equipment
Yamaha Motor Co., Ltd. (Japan)	1,584	20,519
Motorcycle Manufacturers
		114,671
RETAILING — 4.3%
Myer Holdings, Ltd. (Australia)	18,404	40,059
Department Stores
Carpetright PLC (UK) (a)	3,168	28,189
Home Improvement Retail
Hengdeli Holdings, Ltd. (Hong Kong)	56,176	12,747
Specialty Stores
		80,995
MEDIA — 1.8%
Asatsu-DK, Inc. (Japan)	1,405	32,712
Advertising
CONSUMER DURABLES & APPAREL — 1.0%
Vitec Group PLC (UK)	2,101	18,371
Photographic Products
		246,749
FINANCIALS — 12.7%
DIVERSIFIED FINANCIALS — 6.0%
Julius Baer Group, Ltd. (Switzerland)	1,622	63,359
Asset Management & Custody Banks
MLP AG (Germany)	4,568	27,802
Asset Management & Custody Banks
Azimut Holding SPA (Italy)	635	11,562
Asset Management & Custody Banks

	Shares	Value
Ichiyoshi Securities Co., Ltd. (Japan)	751	$8,901
Investment Banking & Brokerage
		111,624
BANKS — 4.0%
BS Financial Group, Inc. (South Korea)	3,427	43,359
Regional Banks
DGB Financial Group, Inc. (South Korea)	2,337	31,919
Regional Banks
		75,278
REAL ESTATE — 2.7%
LSL Property Services PLC (UK) (b)	8,989	49,559
Real Estate Services
		236,461
MATERIALS — 7.9%
Incitec Pivot, Ltd. (Australia)	22,019	57,593
Diversified Chemicals
Titan Cement Co. SA (Greece) (a)	1,567	27,257
Construction Materials
Sika AG (Switzerland)	9	23,954
Specialty Chemicals
Kansai Paint Co., Ltd. (Japan)	1,842	23,513
Specialty Chemicals
Taiyo Holdings Co., Ltd. (Japan)	334	10,807
Specialty Chemicals
Nihon Parkerizing Co., Ltd. (Japan)	179	3,540
Specialty Chemicals
		146,664
CONSUMER STAPLES — 7.4%
FOOD, BEVERAGE & TOBACCO — 4.8%
Goodman Fielder, Ltd. (Australia) (a)	77,493	52,090
Packaged Foods & Meats
Treasury Wine Estates, Ltd. (Australia)	3,944	20,991
Distillers & Vintners
Britvic PLC (UK)	2,186	17,056
Soft Drinks
		90,137
FOOD & STAPLES RETAILING — 2.6%
Sugi Holdings Co., Ltd. (Japan)	1,262	47,986
Drug Retail
		138,123
HEALTH CARE — 2.4%
HEALTH CARE EQUIPMENT & SERVICES — 1.5%
Amplifon S.p.A. (Italy)	3,980	19,923
Health Care Distributors
Primary Health Care, Ltd. (Australia)	1,763	7,705
Health Care Services
		27,628
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.9%
Tecan Group AG (Switzerland)	173	15,999
Life Sciences Tools & Services
		43,627
ENERGY — 2.2%
Fugro NV (Netherlands)	557	30,180
Oil & Gas Equipment & Services
CGG (France) (a)	522	11,551
Oil & Gas Equipment & Services
		41,731
TOTAL COMMON STOCKS — 93.8% (Cost $1,610,773)		1,742,909

	Par Value	Value
SHORT TERM INVESTMENTS— 4.8%
REPURCHASE AGREEMENT — 4.8%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 06/28/13 due 07/01/13, repurchase price $89,078, collateralized by a Federal Home Loan Mortgage Corp. Bond, 1.600%, due 01/09/20, value plus accrued interest of $90,861 (Cost: $89,078)	$89,078	89,078
TOTAL SHORT TERM INVESTMENTS — 4.8% (Cost $89,078)		89,078
TOTAL INVESTMENTS — 98.6% (Cost $1,699,851)		1,831,987
Foreign Currencies (Cost $998) — 0.1%		1,000
Other Assets In Excess of Liabilities — 1.3%		24,294
TOTAL NET ASSETS — 100.0%		$1,857,281

(a)   Non-income producing security

(b)   See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.

THE OAKMARK FUNDS

Notes to Schedules of Investments (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

Harris Associates Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust on February 1, 1991.  The Trust consists of the following series (each individually referred to as “a Fund” or collectively as “the Funds”): Oakmark Fund (“Oakmark”), Oakmark Select Fund (“Select”), Oakmark Equity and Income Fund (“Equity and Income”), Oakmark Global Fund (“Global”), Oakmark Global Select Fund (“Global Select”), Oakmark International Fund (“International”), and Oakmark International Small Cap Fund (“Int’l Small Cap”).  Each Fund, other than Select and Global Select, is diversified in accordance with the 1940 Act.

Security valuation —

The Funds’ share prices or net asset values (“NAVs”) are calculated as of the close of regular session trading (usually 4:00 pm Eastern time) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open for trading.  Equity securities principally traded on securities exchanges in the United States and over-the-counter securities are valued at the last sales price or the official closing price on the day of valuation, or lacking any reported sales that day, at the most recent bid quotation.  Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price (“NOCP”), or lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market.  Equity securities principally traded on securities exchanges outside the United States are valued, depending on local convention or regulation, at the last sales price, the last bid or asked price, the mean between the last bid and asked prices, or the official closing price, or are based on a pricing composite as of the close of the regular trading hours on the appropriate exchange or other designated time. Each long-term debt instrument is valued at the latest bid quotation or an evaluated price provided by an independent pricing service. The pricing service may use standard inputs such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications.  For certain security types additional inputs may be used or some of the standard inputs may not be applicable.  Additionally, the pricing service monitors market indicators and industry and economic events, which may serve as a trigger to gather and possibly use additional market data. Each short-term debt instrument (i.e., debt instruments whose maturities or expiration dates at the time of acquisition are one year or less) or money market instrument maturing in 61 days or more from the date of valuation is valued at the latest bid quotation or an evaluated price provided by an independent pricing service. Each short-term instrument maturing in 60 days or less from the date of valuation is valued at amortized cost, which approximates market value. Options are valued at the last reported sales price on the day of valuation or, lacking any reported sale price on the valuation date, at the mean of the most recent bid and asked quotations or, if the mean is not available, at the most recent bid quotation.

Securities for which quotations are not readily available or securities that may have been affected by a significant event occurring between the close of a foreign market and the close of the NYSE are valued at fair value, determined by or under the direction of the pricing committee authorized by the Board of Trustees.  A significant event may include the performance of U.S. markets since the close of foreign markets.  The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign securities in order to adjust local closing prices for information or events that may occur between the close of certain foreign exchanges and the close of the NYSE.

Fair value measurement—

Various inputs are used in determining the value of each Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, and others)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources, and unobservable inputs reflect the Funds’ own assumptions based on the best information available.  The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The Funds recognize transfers between level 1 and 2 at the end of the reporting cycle. At the period ended June 30, 2013 Equity and Income had a transfer from level 2 to level 1 in the amount of $457,572,258.  The transfer was due to a security no longer being valued based on observable market prices of similar assets, but instead by a market quotation.

The following is a summary of the inputs used as of June 30, 2013 in valuing each Fund’s assets and liabilities. Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed-income and short-term investments in the table below are presented by industry or investment type in each Fund’s Schedule of Investments. Information on forward foreign currency contracts is presented by contract in the notes following the below summary:

	Quoted Prices
	in Active	Other
	Markets for	Significant	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
(in thousands)	(Level 1)	(Level 2)	(Level 3)
Oakmark
Common Stocks	$9,068,532	$0	$0
Short Term Investments	0	578,587	0
Total	$9,068,532	$578,587	$0
Select
Common Stocks	$3,580,938	$0	$0
Short Term Investments	0	163,869	0
Total	$3,580,938	$163,869	$0
Equity and Income
Common Stocks	$13,838,140	$0	$0
Fixed Income	0	2,686,138	0
Short Term Investments	0	1,976,865	0
Total	$13,838,140	$4,663,003	$0
Global
Common Stocks	$2,415,363	$0	$0
Short Term Investments	0	70,728	0
Forward Foreign Currency Contracts - Assets	0	9,475	0
Total	$2,415,363	$80,203	$0
Global Select
Common Stocks	$853,469	$0	$0
Short Term Investments	0	47,199	0
Forward Foreign Currency Contracts - Assets	0	991	0
Total	$853,469	$48,190	$0
International
Common Stocks	$16,154,576	$0	$0
Short Term Investments	0	800,849	0
Forward Foreign Currency Contracts - Assets	0	85,391	0
Forward Foreign Currency Contracts - Liabilities	0	(379)	0
Total	$16,154,576	$885,861	$0
Int’l Small Cap
Common Stocks	$1,742,909	$0	$0
Short Term Investments	0	89,078	0
Forward Foreign Currency Contracts - Assets	0	15,755	0
Total	$1,742,909	$104,833	$0

Foreign currency translations —

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. issuers. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer, or independent pricing service on the day of valuation.  Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

Forward foreign currency contracts—

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price.  The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging.  The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk.  The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.  Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates.  Unrealized gain or loss on the contracts is measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the period.

At June 30, 2013 Global, Global Select, International, and Int’l Small Cap held forward foreign currency contracts, which are considered derivative instruments, each of whose counterparty is State Street Bank & Trust, as follows (in thousands):

Global

	Contract Amount	Settlement Date	Valuation at 6/30/13	Unrealized Appreciation/ (Depreciation)
Foreign Currency Bought:
Swiss Franc	11,300	09/18/13	$11,973	$338
			$11,973	$338
Foreign Currency Sold:
Australian Dollar	37,900	12/18/13	$34,246	$4,309
Japanese Yen	5,950,000	08/19/13	60,005	2,733
Swiss Franc	80,500	09/18/13	85,291	2,095
			$179,542	$9,137

During the period ended June 30, 2013, the proceeds from forward foreign currency contracts opened for Global were $197,866 and the cost to close contracts was $364,179 (in thousands).

Global Select

	Contract Amount	Settlement Date	Valuation at 6/30/13	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Japanese Yen	805,000	08/19/13	$8,118	$370
Swiss Franc	23,860	09/18/13	25,280	621
			$33,398	$991

During the period ended June 30, 2013, the proceeds from forward foreign currency contracts opened for Global Select were $34,389 and the cost to close contracts was $57,971 (in thousands).

International

	Contract Amount	Settlement Date	Valuation at 6/30/13	Unrealized Appreciation/ (Depreciation)
Foreign Currency Bought:
Swedish Krona	60,500	09/18/13	$9,006	$(256)
Swiss Franc	162,000	09/18/13	171,641	4,837
			$180,647	$4,581
Foreign Currency Sold:
Australian Dollar	460,000	12/18/13	$415,653	$52,237
Japanese Yen	22,800,000	08/19/13	229,936	10,472
Swedish Krona	1,379,000	09/18/13	205,271	1,280
Swiss Franc	736,000	09/18/13	779,803	16,442
			$1,630,663	$80,431

During the period ended June 30, 2013, the proceeds from forward foreign currency contracts opened for International were $1,818,607 and the cost to close contracts was $1,852,301 (in thousands).

Int’l Small Cap

	Contract Amount	Settlement Date	Valuation at 6/30/13	Unrealized Appreciation/ (Depreciation)
Foreign Currency Bought:
Swedish Krona	4,190	09/18/13	$624	$1
Swiss Franc	16,400	09/18/13	17,376	490
			$18,000	$491
Foreign Currency Sold:
Australian Dollar	94,000	12/18/13	$84,938	$10,688
Japanese Yen	3,100,000	08/19/13	31,263	1,424
Norwegian Krona	191,100	09/18/13	31,372	1,413
Swedish Krona	12,200	09/18/13	1,816	19
Swiss Franc	66,100	09/18/13	70,034	1,720
			$219,423	$15,264

During the period ended June 30, 2013, the proceeds from forward foreign currency contracts opened for Int’l Small Cap were $200,067 and the cost to close contracts was $318,586 (in thousands).

Short sales —

Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale.  At June 30, 2013, none of the Funds had short sales.

Repurchase agreements —

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Funds’ custodian receives delivery of the underlying securities collateralizing repurchase agreements.  It is the Funds’ policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. Harris Associates L.P. (the “Adviser”) is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest.  Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Security lending —

Each Fund, except Oakmark, may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents or U.S. Treasurys maintained on a current basis in an amount at least equal to the fair value of the securities loaned by the Fund. Collateral is marked to market and monitored daily. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund has the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto, and the Fund could experience subnormal levels of income or lack of access to income during that period.

At June 30, 2013, Equity and Income, Global Select and International had securities on loan with a value of $24,308,900, $381,824 and $4,085,695 respectively, and held as collateral for the loans U.S. Treasury securities with a value of $24,799,392, $411,938 and $4,415,537 respectively.

Restricted securities —

The following investments, the sales of which are subject to restrictions on resale under federal securities laws, have been valued in good faith according to the securities valuation procedures established by the Board of Trustees (as stated in the Security valuation section) since their acquisition dates.

At June 30, 2013, Equity and Income held the following restricted securities:

Equity and Income

Par (000)	Security Name	Acquisition Date	Carrying Value	Original Cost	Value (000)	Percentage of Net Assets
3,000	BP Capital Markets PLC, 144A, 0.11%, due 07/31/13	6/25/13	99.9908	99.9890	3,000	0.02%
11,450	Cabela’s Master Credit Card Trust, 144A, 0.743%, due 10/15/19	10/20/11	100.1822	100.0000	11,471	0.06%
250	CNO Financial Group, Inc., 144A, 6.375%, due 10/01/20	9/20/12	106.2500	100.0000	266	0.00%*
30,000	General Mills Inc., 144A, 0.13%, due 07/02/13	6/14/13	99.9996	99.9935	30,000	0.16%
25,000	General Mills Inc., 144A, 0.13%, due 07/17/13	6/27/13	99.9942	99.9928	24,999	0.14%
21,667	General Mills Inc., 144A, 0.15%, due 07/12/13	5/22/13	99.9954	99.9787	21,666	0.12%
20,000	General Mills Inc., 144A, 0.12%, due 07/01/13	6/17/13	100.0000	99.9953	20,000	0.11%
20,000	General Mills Inc., 144A, 0.17%, due 07/18/13	6/26/13	99.9920	99.9896	19,998	0.11%
15,000	General Mills Inc., 144A, 0.13%, due 07/18/13	6/24/13	99.9939	99.9913	14,999	0.08%
10,000	General Mills Inc., 144A, 0.12%, due 07/15/13	6/28/13	99.9953	99.9943	10,000	0.05%
5,000	General Mills Inc., 144A, 0.13%, due 07/11/13	6/18/13	99.9964	99.9917	5,000	0.03%
3,000	General Mills Inc., 144A, 0.15%, due 07/02/13	6/14/13	99.9996	99.9925	3,000	0.02%
35,000	Kellogg Co., 144A, 0.15%, due 07/19/13	6/20/13	99.9925	99.9879	34,997	0.19%
25,000	Kellogg Co., 144A, 0.16%, due 07/16/13	6/18/13	99.9933	99.9876	24,998	0.14%
25,000	Kellogg Co., 144A, 0.15%, due 07/25/13	6/21/13	99.9900	99.9858	24,998	0.14%
15,000	Kellogg Co., 144A, 0.15%, due 07/15/13	6/19/13	99.9942	99.9892	14,999	0.08%
15,000	Kellogg Co., 144A, 0.16%, due 07/17/13	6/18/13	99.9929	99.9871	14,999	0.08%
10,000	Kellogg Co., 144A, 0.16%, due 07/11/13	6/18/13	99.9956	99.9898	10,000	0.05%
9,605	Live Nation Entertainment, Inc., 144A, 7.00%, due 09/01/20	8/15/12	105.1250	100.0000	10,097	0.05%
25,000	Medtronic, Inc., 144A, 0.07%, due 07/02/13	6/21/13	99.9998	99.9979	25,000	0.14%
4,000	Medtronic, Inc., 144A, 0.08%, due 07/09/13	6/26/13	99.9982	99.9971	4,000	0.02%
6,000	Scotiabank Peru SA, 144A, 4.50%, due 12/13/27	12/6/12	89.7500	100.0000	5,385	0.03%
2,725	Serta Simmons Holdings LLC, 144A, 8.125%, due 10/01/20	9/27/12	101.7500	99.8750	2,773	0.01%
2,265	Serta Simmons Holdings LLC, 144A, 8.125%, due 10/01/20	9/26/12	101.7500	99.0000	2,304	0.01%
6,820	Six Flags Entertainment Corp., 144A, 5.25%, due 01/15/21	12/11/12	96.5000	100.0000	6,581	0.04%
3,150	Six Flags Entertainment Corp., 144A, 5.25%, due 01/15/21	12/11/12	96.5000	101.0000	3,040	0.02%
100	Tempur Sealy International, Inc., 144A, 6.875%, due 12/15/20	12/12/12	105.5000	100.0000	106	0.00%*
50,000	Wal-Mart Stores, Inc., 144A, 0.06%, due 07/09/13	6/20/13	99.9987	99.9968	49,999	0.27%
5,390	Walter Energy, Inc., 144A, 9.875%, due 12/15/20	11/16/12	87.0000	99.3020	4,689	0.03%
5,000	Walter Energy, Inc., 144A, 8.50%, due 04/15/21	3/22/13	80.0000	100.0000	4,000	0.02%
25,000	Wellpoint, Inc., 144A, 0.21%, due 07/01/13	5/7/13	100.0000	99.9679	25,000	0.14%
25,000	Wellpoint, Inc., 144A, 0.21%, due 07/08/13	5/9/13	99.9959	99.9650	24,999	0.14%
25,000	Wellpoint, Inc., 144A, 0.25%, due 07/16/13	4/29/13	99.9896	99.9458	24,997	0.14%
15,000	Wellpoint, Inc., 144A, 0.21%, due 07/10/13	5/9/13	99.9948	99.9638	14,999	0.08%
15,000	Wellpoint, Inc., 144A, 0.21%, due 07/12/13	5/10/13	99.9936	99.9633	14,999	0.08%
10,000	Wellpoint, Inc., 144A, 0.21%, due 07/10/13	5/10/13	99.9948	99.9644	10,000	0.04%
10,000	Wellpoint, Inc., 144A, 0.21%, due 08/22/13	6/24/13	99.9697	99.9656	9,997	0.04%
					$532,355	2.88%

* Amount rounds to less than 0.01%

2. INVESTMENTS IN AFFILIATED ISSUERS

Each of the companies listed below was considered to be an affiliate of a Fund because that Fund owned 5% or more of the company’s voting securities during all or part of the nine month period ended June 30, 2013. Purchase and sale transactions and dividend and interest income earned during the period on these securities are set forth below (in thousands):

Schedule of Transactions with Affiliated Issuers

Oakmark Equity and Income Fund

Affiliates	Shares Held/Par	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Interest Income	Value September 30, 2012	Value June 30, 2013
Broadridge Financial Solutions, Inc. (b)	5,904	$0	$22,155	$3,367	$0	$160,977	$156,915
Flowserve Corp. (b)	6,926	0	221,453	3,660	0	464,869	374,079
PharMerica Corp. (a) (b) (c)	0	0	25,011	0	0	21,649	0
Varian Medical Systems, Inc. (a) (b)	3,363	0	167,350	0	0	343,824	226,863
Walter Energy, Inc. (b) (c)	0	41,988	50,732	1,317	0	97,380	0
Walter Energy, Inc., 144A, 9.875%, due 12/15/20 (b)	5,390	5,362	11	0	325	0	4,689
Walter Energy, Inc., 144A, 8.50%, due 04/15/21 (b)	5,000	5,000	0	0	111	0	4,000

TOTALS		$52,350	$486,712	$8,344	$436	$1,088,699	$766,546

Schedule of Transactions with Affiliated Issuers

Oakmark International Fund

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2012	Value June 30, 2013
Meitec Corp.	3,291	$12,644	$2,903	$2,410	$64,836	$76,494
OMRON Corp. (b)	8,533	77,322	218,321	3,547	241,978	253,988
Orica, Ltd.	23,793	455,709	865	11,502	131,315	449,342
ROHM Co., Ltd. (b)	5,524	56,705	101,061	36	219,315	222,787
Willis Group Holdings PLC	10,184	210,424	8,670	7,475	165,516	415,294

TOTALS		$812,804	$331,820	$24,970	$822,960	$1,417,905

Schedule of Transactions with Affiliated Issuers

Oakmark International Small Cap Fund

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2012	Value June 30, 2013
Atea ASA	5,387	$1,881	$3,123	$4,929	$53,914	$54,316
gategroup Holding AG (a)	1,640	7,850	0	0	31,635	34,380
LSL Property Services PLC	8,989	0	7,528	983	35,183	49,559
Orbotech, Ltd. (a)	3,338	0	0	0	28,603	41,520
Pasona Group, Inc. (b) (c)	0	0	16,741	0	20,938	0
Saft Groupe SA	1,340	35,574	0	1,117	0	31,808

TOTALS		$45,305	$27,392	$7,029	$170,273	$211,583

(a) Non-income producing security.

(b) Due to transactions during the period ended June 30, 2013, the company is no longer an affiliated security.

(c) Position in issuer liquidated during the period ended June 30, 2013.

3. FEDERAL INCOME TAXES

At June 30, 2013 the cost of investments for federal income tax purposes and related composition of unrealized gains and losses for each Fund were as follows (in thousands):

Fund	Cost of Investments for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Oakmark	6,976,113	2,694,834	(23,828)	2,671,006
Select	2,540,971	1,216,447	(12,612)	1,203,835
Equity and Income	14,517,385	4,084,243	(100,485)	3,983,758
Global	2,096,382	495,111	(105,402)	389,709
Global Select	778,545	131,663	(9,541)	122,122
International	15,224,789	2,206,330	(475,695)	1,730,635
Int’l Small Cap	1,722,864	221,426	(112,303)	109,123

4.  SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events existing in the Funds’ schedule of investments. Management has determined that there are no material events that would require disclosure in the Funds’ schedule of investments through the date of the publication of this report.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)), the “Disclosure Controls”), within 90 days prior to the filing of this report, that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in this report is recorded, processed, summarized and reported, including ensuring that information required to be disclosed in this report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harris Associates Investment Trust

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Executive Officer
Date:	August 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Executive Officer
Date:	August 20, 2013

By:	/s/ Thomas E. Herman
Thomas E. Herman
Principal Financial Officer
Date:	August 20, 2013